INTANGIBLES - Additional information (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Goodwill Impairment	R$ 663,892,000	R$ 282,921,000
Avon International [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill Impairment	663,892,000	R$ 282,921,000
Recoverable amount of cash-generating unit	R$ 6,511,243
Discount rate	13.87%